T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 14.0%
Advertising 0.1%
Omnicom Group, 4.45%, 8/15/20	2,592	2,627
WPP Finance 2010, 3.625%, 9/7/22	9,525	9,961
		12,588

Airlines 0.3%
Delta Air Lines, 2.60%, 12/4/20	10,030	10,107
Delta Air Lines, 2.875%, 3/13/20	14,515	14,521
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1)	4,155	4,287
		28,915

Automotive 1.3%
BMW U. S. Capital, 2.95%, 4/14/22 (1)	22,000	22,623
Daimler Finance North America, 2.20%, 5/5/20 (1)	2,710	2,712
Daimler Finance North America, 2.30%, 2/12/21 (1)	19,720	19,788
Ford Motor Credit, 3.20%, 1/15/21	830	827
Ford Motor Credit, 3.336%, 3/18/21	8,410	8,488
Ford Motor Credit, 3.47%, 4/5/21	5,545	5,592
General Motors, 4.875%, 10/2/23	20,910	22,644
General Motors, FRN, 3M USD LIBOR + 0.80%, 2.542%, 8/7/20	8,775	8,789
Hyundai Capital America, 2.45%, 6/15/21 (1)	14,410	14,530
Hyundai Capital America, 2.60%, 3/19/20 (1)	2,350	2,350
Hyundai Capital America, 3.00%, 10/30/20 (1)	4,842	4,887
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1)	6,530	6,625
		119,855

Banking 2.9%
Avi Funding, 2.85%, 9/16/20	5,730	5,771
Banco Santander, 2.50%, 12/15/20 (1)	24,445	24,489
Bangkok Bank, 3.875%, 9/27/22	13,793	14,498

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.559%,
10/1/21	12,050	12,089
Capital One Financial, 2.40%, 10/30/20	8,255	8,285
Capital One Financial, 2.50%, 5/12/20	4,428	4,428
Citizens Bank, 2.20%, 5/26/20	10,755	10,755
Citizens Bank, 2.25%, 10/30/20	21,190	21,216
Credit Suisse, 2.10%, 11/12/21	8,530	8,604
Credit Suisse Group Funding Guernsey, 2.75%, 3/26/20	2,700	2,702
Danske Bank, 2.00%, 9/8/21 (1)	4,655	4,675
Danske Bank, 2.80%, 3/10/21 (1)	1,715	1,739
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	14,490	14,700
Discover Bank, 3.10%, 6/4/20	15,705	15,744
Discover Bank, 7.00%, 4/15/20	5,715	5,749
First Niagara Financial Group, 7.25%, 12/15/21	4,540	4,981
Goldman Sachs Group, VR, 2.876%, 10/31/22 (2)	11,125	11,342
ING Groep, 3.15%, 3/29/22	7,895	8,146
Nordea Bank, 4.875%, 5/13/21 (1)	3,545	3,671
Regions Bank, FRN, 3M USD LIBOR + 0.38%, 2.289%, 4/1/21	13,400	13,401
Santander U. K. , 2.125%, 11/3/20	7,425	7,458
Standard Chartered, VR, 2.744%, 9/10/22 (1)(2)	9,805	9,917
Swedbank, 2.65%, 3/10/21 (1)	21,300	21,525
Truist Bank, VR, 3.525%, 10/26/21 (2)	15,180	15,381
UBS, 2.45%, 12/1/20 (1)	16,895	16,990
		268,256

Building & Real Estate 0.4%
China Overseas Finance Cayman II, 5.50%, 11/10/20	7,300	7,466
China Overseas Finance Cayman V, 3.95%, 11/15/22	3,155	3,308
China Overseas Finance Cayman VII, 4.25%, 4/26/23	9,790	10,405
CSCEC Finance Cayman II, 2.90%, 7/5/22	5,000	5,096
DR Horton, 2.55%, 12/1/20	7,035	7,090
		33,365

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Building Products 0.3%
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.65%,
2.333%, 5/22/20	4,390	4,394
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 2.557%,
3/1/21	21,985	22,073
		26,467

Cable Operators 0.1%
Charter Communications Operating, 3.579%, 7/23/20	12,270	12,345
		12,345

Chemicals 0.3%
CNAC HK Finbridge, 3.00%, 7/19/20	5,100	5,118
CNAC HK Finbridge, 4.125%, 3/14/21	15,655	15,999
CNAC HK Synbridge, 5.00%, 5/5/20	4,050	4,075
		25,192

Conglomerates 0.2%
GE Capital International Funding, 2.342%, 11/15/20	20,715	20,772
		20,772

Consumer Products 0.1%
Hasbro, 2.60%, 11/19/22	5,850	5,988
		5,988

Diversified Chemicals 0.2%
Syngenta Finance, 3.698%, 4/24/20 (1)	12,555	12,573
Syngenta Finance, 3.933%, 4/23/21 (1)	6,000	6,122
		18,695

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Drugs 0.3%
Cardinal Health, 3.20%, 3/15/23	21,254	22,359
		22,359

Energy 0.9%
Abu Dhabi National Energy, 3.625%, 6/22/21	4,500	4,592
Abu Dhabi National Energy, 3.875%, 5/6/24	8,200	8,738
Columbia Pipeline Group, 3.30%, 6/1/20	8,110	8,131
EQT, 3.00%, 10/1/22 (3)	7,455	6,244
Perusahaan Listrik Negara, 5.50%, 11/22/21	4,050	4,267
Plains All American Pipeline, 3.65%, 6/1/22	20,537	21,107
Reliance Holding USA, 4.50%, 10/19/20	19,785	20,107
Williams, 3.60%, 3/15/22	9,430	9,731
		82,917

Entertainment & Leisure 0.0%
Royal Caribbean Cruises, 2.65%, 11/28/20	3,545	3,552
		3,552

Financial 0.5%
Air Lease, 2.50%, 3/1/21	11,965	12,028
Air Lease, 3.50%, 1/15/22	9,867	10,145
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	19,105	20,329
Synchrony Financial, 2.85%, 7/25/22	6,740	6,892
		49,394

Food Processing 0.4%
Bunge Finance, 3.50%, 11/24/20	16,800	16,983
General Mills, FRN, 3M USD LIBOR + 0.54%, 2.383%, 4/16/21	14,865	14,922
		31,905

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Food/Tobacco 0.4%
Bright Food Singapore Holdings, 1.125%, 7/18/20 (EUR)	5,131	5,683
Imperial Brands Finance, 2.95%, 7/21/20 (1)	3,335	3,349
Kraft Heinz Foods, FRN, 3M USD LIBOR + 0.57%, 2.304%,
2/10/21	20,835	20,787
Tyson Foods, 2.25%, 8/23/21	8,115	8,204
		38,023

Health Care 0.7%
Anthem, 2.50%, 11/21/20	7,790	7,854
Becton Dickinson & Company, 2.404%, 6/5/20	23,860	23,908
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
2.836%, 12/29/20	7,763	7,763
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
2.664%, 11/30/20	21,130	21,134
		60,659

Industrial Other 0.2%
CSCEC Finance Cayman I, 2.95%, 11/19/20	15,860	15,971
		15,971

Information Technology 0.8%
Broadcom, 2.20%, 1/15/21	16,025	16,109
Broadcom, 3.125%, 4/15/21 (1)	4,840	4,916
Equifax, 2.30%, 6/1/21	3,990	4,026
Equifax, 3.60%, 8/15/21	7,405	7,610
Equifax, FRN, 3M USD LIBOR + 0.87%, 2.562%, 8/15/21	8,030	8,073
Microchip Technology, 3.922%, 6/1/21	11,075	11,364
NXP, 4.125%, 6/1/21 (1)	20,000	20,600
		72,698

Insurance 0.3%
Aetna, 2.75%, 11/15/22	6,670	6,846

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cigna, 3.90%, 2/15/22 (1)	4,345	4,532
Cigna, 4.50%, 3/15/21 (1)	10,645	10,914
		22,292

Manufacturing 0.1%
CNH Industrial Capital, 4.375%, 11/6/20 (3)	4,045	4,119
		4,119

Media & Communications 0.2%
Sky, 3.125%, 11/26/22 (1)	20,750	21,682
		21,682

Oil Field Services 0.3%
Energy Transfer Operating, 4.25%, 3/15/23	24,956	26,409
		26,409

Other Telecommunications 0.2%
Axiata, 3.466%, 11/19/20	20,600	20,829
		20,829

Petroleum 0.9%
Bharat Petroleum, 4.375%, 1/24/22	13,495	13,936
CNOOC Finance 2011, 4.25%, 1/26/21	12,000	12,266
CNOOC Finance 2012, 3.875%, 5/2/22	4,200	4,391
CNOOC Finance 2015, 2.625%, 5/5/20	3,600	3,607
Ecopetrol, 5.875%, 9/18/23	19,000	21,109
Occidental Petroleum, 2.60%, 8/13/21	4,104	4,131
Occidental Petroleum, 2.70%, 8/15/22	15,665	15,887
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 2.247%, 2/26/21	9,485	9,489
		84,816

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Real Estate Investment Trust Securities 0.1%
Vanke Real Estate Hong Kong, 4.15%, 4/18/23	5,005	5,263
		5,263

Retail 0.4%
CVS Health, 3.35%, 3/9/21	9,482	9,666
CVS Health, FRN, 3M USD LIBOR + 0.63%, 2.515%, 3/9/20	828	828
CVS Health, FRN, 3M USD LIBOR + 0.72%, 2.605%, 3/9/21	9,195	9,230
Walgreen, 3.10%, 9/15/22	14,480	14,955
Walgreens Boots Alliance, 3.30%, 11/18/21	4,000	4,106
		38,785

Supermarkets 0.1%
CK Hutchison International, 1.875%, 10/3/21	12,400	12,436
		12,436

Transportation 0.2%
Adani Ports & Special Economic Zone, 3.95%, 1/19/22	4,200	4,350
CMHI Finance, 4.375%, 8/6/23	10,865	11,691
Penske Truck Leasing, 3.20%, 7/15/20 (1)	4,225	4,244
		20,285

Transportation (Excluding Railroads) 0.0%
China Merchants Finance, 5.00%, 5/4/22	920	979
		979

Utilities 0.5%
Consorcio Transmantaro, 4.375%, 5/7/23	11,300	11,926
Enel Finance International, 2.875%, 5/25/22 (1)	9,120	9,336
Mississippi Power, FRN, 3M USD LIBOR + 0.65%, 2.597%,
3/27/20	5,858	5,851
Saudi Electricity Global Sukuk, 4.222%, 1/27/24	4,100	4,377

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 2.331%,
1/15/21	14,115	14,111

State Grid Overseas Investment 2016, 2.75%, 5/4/22	2,075	2,128

		47,729

Wireless Communications 0.3%

American Tower, 2.80%, 6/1/20	12,295	12,324

SBA Tower Trust, 3.156%, 10/8/20 (1)	15,255	15,309

		27,633

Total Corporate Bonds (Cost $1,270,408)		1,283,173

ASSET-BACKED SECURITIES 3.6%

Auto Backed 1.5%

AmeriCredit Automobile Receivables Trust
Series 2019-3, Class B
2.13%, 7/18/25	16,505	16,817

Avis Budget Rental Car Funding AESOP
Series 2015-1A, Class A
2.50%, 7/20/21 (1)	3,950	3,958

Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1)	8,365	8,720

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	24,600	25,487

Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1)	5,980	6,052

GM Financial Automobile Leasing Trust
Series 2017-3, Class C
2.73%, 9/20/21	2,980	2,985

GM Financial Automobile Leasing Trust
Series 2018-1, Class C
3.11%, 12/20/21	5,430	5,470

GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	13,640	13,740

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class B
2.44%, 7/15/22 (1)	5,390	5,406

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (1)	3,290	3,301

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	6,130	6,204

Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	3,399	3,412

Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1)	16,470	16,917

Santander Retail Auto Lease Trust
Series 2019-C, Class B
2.17%, 11/20/23 (1)	5,725	5,783

Santander Retail Auto Lease Trust
Series 2019-C, Class C
2.39%, 11/20/23 (1)	9,515	9,660

		133,912

Collaterized Debt Obligation 1.4%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 2.634%, 7/25/27 (1)	7,245	7,242

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/20/28 (1)	21,220	21,213

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 2.745%, 11/20/28 (1)	5,925	5,915

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 3.502%, 10/22/25 (1)	9,730	9,733

KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 2.643%, 1/16/28 (1)	11,775	11,733

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 2.993%, 1/16/28 (1)	3,420	3,370

Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/18/28 (1)	28,255	28,251

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 1/15/28 (1)	16,825	16,825

Octagon Investment Partners XXIII
Series 2015-1A, Class A2R, CLO, FRN
3M USD LIBOR + 1.00%, 2.831%, 7/15/27 (1)	8,490	8,449

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.031%, 7/15/27 (1)	6,810	6,718

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (1)	12,970	12,974

		132,423

Equipment Lease Heavy Duty 0.0%

Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 1.205%, 11/15/22 (1)	2,910	2,916

		2,916

Other Asset-Backed Securities 0.4%

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	4,069	4,237

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	688	692

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	2,707	2,773

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	8,374	8,534

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (1)	1,017	1,017

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (1)	229	229

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	390	392

MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1)	9,498	9,676

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	416	418

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	1,024	1,031

Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1)	6,242	6,311

		35,310

Student Loan 0.3%

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	21,253	21,764

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.494%, 7/25/23	2,554	2,574

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.294%, 4/25/23	1,863	1,869

		26,207

Total Asset-Backed Securities (Cost $327,294)		330,768

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.4%

Commercial Mortgage-Backed Securities 0.5%

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.589%, 12/15/36 (1)	8,480	8,467

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class B, ARM
1M USD LIBOR + 1.50%, 3.159%, 12/15/36 (1)	12,725	12,709

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 3.309%, 12/15/36 (1)	3,860	3,855

BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 3.259%, 4/15/34 (1)	11,895	11,895

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 1/15/33 (1)	3,310	3,306

InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.05%, 2.709%, 1/15/33 (1)	1,855	1,850

New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.248%, 4/15/32 (1)	5,220	5,220

		47,302

Home Equity Loans Backed 0.1%

Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1)	9,639	9,704

		9,704

Whole Loans Backed 8.8%

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	9,209	9,355

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	15,148	15,509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	4,525	4,618

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (1)	1,264	1,269

COLT Mortgage Loan Trust
Series 2018-1, Class A3, CMO, ARM
3.084%, 2/25/48 (1)	446	448

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	6,651	6,771

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 9/25/29	23,724	23,744

Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 2.777%, 9/25/29	332	332

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 10/25/29	4,970	4,978

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 11/25/29	19,905	19,820

Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 1/25/30	16,851	16,922

Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 4.277%, 2/25/30	8,159	8,392

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 7/25/30	18,845	18,828

Connecticut Avenue Securities
Series 2018-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 7/25/30	7,551	7,551

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 8/25/30	5,570	5,570

Connecticut Avenue Securities
Series 2018-C02, Class 2ED2, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 8/25/30	23,288	23,309

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 10/25/30	18,163	18,152

Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 10/25/30	22,226	22,222

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.307%, 10/25/30	1,648	1,648

Connecticut Avenue Securities
Series 2020-R01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 1/25/40 (1)	9,410	9,428

Connecticut Avenue Securities Trust
Series 2019-R06, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/39 (1)	8,061	8,065

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	1,381	1,382

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	308	308

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	283	283

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	1,840	1,838

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A3, CMO, ARM
3.202%, 12/25/57 (1)	1,030	1,029

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	6,471	6,541

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1)	5,607	5,650

Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.587%, 12/25/46 (1)	2,838	2,861

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	5,874	5,995

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1)	9,042	9,228

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	4,831	4,882

Galton Funding Mortgage Trust
Series 2020-H1, Class A3, COM, ARM
2.674%, 1/25/60 (1)	6,800	6,800

GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.462%, 7/25/44 (1)	867	867

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	13,259	13,424

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	12,608	12,748

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1)	6,868	6,933

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1)	5,266	5,413

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1)	22,717	23,300

MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	5,881	6,045

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	15,605	16,519

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	1,342	1,352

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1)	7,026	7,150

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	7,499	7,590

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1)	7,151	7,194

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1)	9,336	9,396

OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1)	18,470	18,999

OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 10/25/59 (1)	7,749	7,768

OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 10/25/59 (1)	7,038	7,053

OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 2.42%, 2/25/60 (1)	4,120	4,108

OBX Trust
Series 2020-EXP1, Series 1A9, CMO, ARM
3.50%, 2/25/60 (1)	8,130	8,304

OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1)	6,898	7,076

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1)	7,065	7,216

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	7,282	7,541

Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	7,584	7,792

SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1)	6,804	6,845

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	5,786	5,885

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	10,700	10,727

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1)	5,014	5,051

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.477%, 4/25/28	6,694	6,752

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 1/25/50 (1)	6,260	6,258

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 10/25/29	7,535	7,556

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 3/25/30	4,557	4,552

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 8/25/29	421	421

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M1, CMO, ARM
3.977%, 9/25/47 (1)	562	565

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.077%, 7/25/30	4,598	4,594

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/30 (1)	12,485	12,490

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 12/25/30 (1)	12,137	12,144

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/48 (1)	4,675	4,675

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 9/25/48 (1)	8,860	8,860

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 10/25/48 (1)	10,161	10,163

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.812%, 5/25/48 (1)	2,933	2,947

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.15%, 8/25/48 (1)	1,724	1,733

Structured Agency Credit Risk Debt Notes
Series 2019-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 10/25/49 (1)	6,145	6,143

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 2/25/49 (1)	458	458

Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 4/25/49 (1)	474	474

Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.397%, 11/25/49 (1)	5,687	5,686

Structured Agency Credit Risk Debt Notes
Series 2020 DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.405%, 2/25/50 (1)	4,690	4,695

Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 1/25/50 (1)	5,790	5,790

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	3,380	3,401

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	3,527	3,547

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	1,888	1,907

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	2,793	2,831

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	3,407	3,475

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	4,425	4,450

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	2,996	3,013

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	4,771	4,870

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	4,067	4,132

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	14,969	15,335

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	22,650	23,219

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	4,472	4,588

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	6,636	6,888

Verus Securitization Trust
Series 2018-1, Class A1, CMO, ARM
2.929%, 2/25/48 (1)	1,798	1,798

Verus Securitization Trust
Series 2018-1, Class A2, CMO, ARM
3.031%, 2/25/48 (1)	897	897

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	10,851	10,961

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	11,334	11,503

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	12,853	13,045

Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1)	9,452	9,552

Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1)	6,220	6,272

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	5,241	5,298

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	17,230	17,422
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1)	8,372	8,432
Verus Securitization Trust
Series 2020-1, Class A1, CMO, ARM
2.417%, 1/25/60 (1)	21,011	21,215
Verus Securitization Trust
Series 2020-1, Class A3, CMO, ARM
2.724%, 1/25/60 (1)	8,340	8,420
		799,451

Total Non-U.S. Government Mortgage-Backed Securities (Cost $850,397)		856,457

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.5%
U. S. Government Agency Obligations 0.6%(4)
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 3.969%, 10/1/33	—	—
12M USD LIBOR + 1.99%, 3.99%, 2/1/34	2	2
12M USD LIBOR + 1.979%, 4.048%, 11/1/36	19	19
12M USD LIBOR + 1.625%, 4.315%, 7/1/38	17	18
12M USD LIBOR + 1.961%, 5.086%, 2/1/33	—	—
Federal National Mortgage Assn. , ARM
COF11 + 1.25%, 2.724%, 7/1/27	—	—
12M USD LIBOR + 1.34%, 3.34%, 12/1/35	5	5
12M USD LIBOR + 1.715%, 3.59%, 10/1/32	7	8
1Y CMT + 2.00%, 3.625%, 1/1/35	1	1
12M USD LIBOR + 1.677%, 3.677%, 2/1/33	1	1
12M USD LIBOR + 1.569%, 3.692%, 12/1/35	15	16
12M USD LIBOR + 1.715%, 3.723%, 12/1/32	22	22

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
12M USD LIBOR + 1.77%, 3.77%, 12/1/35	2	3
12M USD LIBOR + 1.892%, 3.852%, 12/1/35	4	5
12M USD LIBOR + 1.78%, 3.905%, 1/1/34	6	6
12M USD LIBOR + 1.726%, 3.976%, 9/1/32	4	4
12M USD LIBOR + 1.685%, 4.229%, 7/1/34	2	2
1Y CMT + 2.125%, 4.50%, 7/1/33	—	—
12M USD LIBOR + 1.853%, 4.518%, 8/1/38	13	14
12M USD LIBOR + 1.83%, 4.683%, 8/1/38	9	9
Federal National Mortgage Assn. , CMO, ARM, 1M USD LIBOR +
0.45%, 2.077%, 8/25/49	51,824	51,702
Federal National Mortgage Assn. , CMO, STEP, 5.61%, 1/25/32	1	1
Federal National Mortgage Assn. , UMBS, 7.00%, 10/1/23	1	1
		51,839

U. S. Government Obligations 0.9%
Government National Mortgage Assn.
8.50%, 4/15/22 - 6/20/27	54	56
9.00%, 2/15/21 - 12/15/22	2	2
9.50%, 8/15/21 - 12/15/21	6	7
Government National Mortgage Assn. , CMO, 3.50%, 5/20/49	13,540	14,190
Government National Mortgage Assn. , CMO, ARM
1M USD LIBOR + 0.30%, 1.947%, 11/20/48	8,313	8,278
1M USD LIBOR + 0.45%, 2.097%, 9/20/49 - 12/20/49	63,986	63,914
		86,447

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $137,841)		138,286

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 66.6%
U. S. Treasury Obligations 66.6%
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22 (5)	671,267	675,568
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	1,151,746	1,167,222

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	411,799	416,753
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	307,800	315,399
U. S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	429,075	440,204
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	272,312	283,204
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	565,996	582,711
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23	137,587	141,285
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	225,823	235,561
U. S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	412,201	426,048
U. S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	448,666	461,005
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	645,376	669,477
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	41,722	44,043
U. S. Treasury Notes, 1.50%, 2/15/30	235,900	243,935
		6,102,415

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$5,931,634)		6,102,415

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Foreign Government & Municipalities (Excluding Canadian)
0.2%
Saudi Arabian Oil, 2.75%, 4/16/22 (1)	20,500	20,833
Total Foreign Government Obligations & Municipalities (Cost $20,464)		20,833

MUNICIPAL SECURITIES 0.1%
Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%,
8/15/42 (Tender 8/15/22) (6)	6,275,000	6,316
Total Municipal Securities (Cost $6,275)		6,316

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 5.4%
Commercial Paper 1.0%
4(2) 1.0%(7)
Becton Dickinson & Company, 2.11%, 3/30/20	66,335,000	66,234
Boeing, 2.18%, 3/9/20	21,485,000	21,474
Ford Motor Credit, 3.25%, 7/27/20	6,700,000	6,636
		94,344

Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 1.59% (8)(9)	399,132	399,132
		399,132

Total Short-Term Investments (Cost $493,443)		493,476

SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 1.71% (8)(9)	644	6,438
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		6,438
Total Securities Lending Collateral (Cost $6,438)		6,438

Total Investments in Securities 100.9%
(Cost $9,044,194)		$9,238,162
Other Assets Less Liabilities (0.9)%		(77,996)
Net Assets 100.0%		$9,160,166

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,269,058 and represents 13.9% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at February 29, 2020.
(4)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(5)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	When-issued security
(7)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $94,344 and represents 1.0% of net assets.
(8)	Seven-day yield
(9)	Affiliated Companies
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COF11	The 11th district monthly weighted average cost of funds index
CPI	Consumer Price Index
EUR	Euro
FRN	Floating Rate Note
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)

SWAPS (0.3)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.3)%

Zero-Coupon Inflation Swaps (0.3)%

Bank of America, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.44% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/23/21	151,875	(42)	—	(42)

Bank of America, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.53% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/15/21	108,014	(257)	—	(257)

Bank of America, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.24% at Maturity, Receive
Variable (Change in CPI) at Maturity, 5/23/20	108,500	(642)	—	(642)

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.60% at Maturity, Receive
Variable (Change in CPI) at Maturity, 2/21/23	148,955	(1,287)	—	(1,287)

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.98% at Maturity, Receive
Variable (Change in CPI) at Maturity, 12/21/20	112,800	(528)	—	(528)

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.07% at Maturity, Receive
Variable (Change in CPI) at Maturity, 1/5/21	133,000	(1,009)	—	(1,009)

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.21% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/3/21	149,125	(3,139)	—	(3,139)

Barclays Bank, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.24% at Maturity, Receive
Variable (Change in CPI) at Maturity, 5/25/20	108,500	(647)	—	(647)

Barclays Bank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.49% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/29/22	150,000	(207)	—	(207)

Barclays Bank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.98% at Maturity, Receive
Variable (Change in CPI) at Maturity, 12/21/20	195,050	(930)	—	(930)

Barclays Bank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.05% at Maturity, Receive
Variable (Change in CPI) at Maturity, 11/15/20	84,950	(363)	—	(363)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.38% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/7/21	147,826	21	—	21

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.41% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/9/21	295,724	(140)	—	(140)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.44% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/26/21	73,125	(24)	—	(24)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.48% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/21	71,986	(100)	—	(100)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.71% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/16/21	134,000	(941)	—	(941)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.42% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/7/22	147,805	(50)	—	(50)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.43% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/8/22	73,903	(52)	—	(52)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.44% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/8/22	73,903	(54)	—	(54)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.49% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/28/22	150,000	(230)	—	(230)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.49% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/26/23	84,383	(445)	—	(445)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.59% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/18/23	66,385	(589)	—	(589)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.59% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/20/23	117,403	(986)	—	(986)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.60% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/18/23	90,615	(814)	—	(814)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.61% at Maturity, Receive
Variable (Change in CPI) at Maturity, 2/21/23	122,539	(1,078)	—	(1,078)

HSBC Bank, 3 Year Zero-Coupon Inflation Swap,
Pay Fixed 1.56% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/25/23	91,720	(709)	—	(709)

JPMorgan Chase, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.07% at Maturity, Receive
Variable (Change in CPI) at Maturity, 1/5/21	121,000	(914)	—	(914)

UBS Investment Bank, 5 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.29% at Maturity,
Receive Variable (Change in CPI) at Maturity,
6/5/23	201,300	(7,620)	—	(7,620)

Total Bilateral Zero-Coupon Inflation Swaps			—	(23,776)

Total Bilateral Swaps			$—	$(23,776)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 181 U. S. Treasury Long Bonds contracts	6/20	(30,815)	$(802)
Long, 12,626 U. S. Treasury Notes five year contracts	6/20	1,549,842	18,840
Short, 2,512 U.S. Treasury Notes ten year contracts	6/20	(338,492)	(4,060)
Long, 9,335 U. S. Treasury Notes two year contracts	6/20	2,038,093	11,234
Short, 3,623 Ultra U. S. Treasury Notes ten year
contracts	6/20	(544,243)	(10,945)
Net payments (receipts) of variation margin to date			(6,206)

Variation margin receivable (payable) on open futures contracts			$8,061

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,332
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,332+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	2/29/20
T. Rowe Price Government
Reserve Fund	$13,507		¤	¤	$399,132
T. Rowe Price Short-Term
Fund	—		¤	¤	6,438
					$405,570^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,332 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $405,570.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 8,738,248	$ —	$ 8,738,248
Short-Term Investments	399,132	94,344	—	493,476
Securities Lending Collateral	6,438	—	—	6,438
Total Securities	405,570	8,832,592	—	9,238,162
Swaps	—	21	—	21
Futures Contracts	8,061	—	—	8,061
Total	$413,631	$ 8,832,613	$ —	$ 9,246,244
Liabilities
Swaps	$—	$ 23,797	$ —	$ 23,797

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency
Obligations (Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities,
Municipal Securities.